SCHEDULE OF ISSUED AND PAID-UP CAPITAL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Fully paid Ordinary Shares	$ 163,817,863	$ 161,342,707
Total contributed equity	$ 163,817,863	$ 161,342,707	$ 155,138,636